Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Equity [Abstract]
Summary of outstanding options and warrants
			Weighted Average
	Options	Options	Intrinsic	Exercise	Remaining
	Outstanding	Vested	Value	Price	Term
Options, December 31, 2010	119,476	119,476	$4.11	$1.49	.1 years
Granted	2,129,563	2,129,563	$2.64	$2.96	1.4 years
Exercised	-	-
Forfeited	(34,000)	(34,000)
Options, December 31, 2011	2,215,039	2,215,039
Granted	3,977,687	1,320,187	$3.43	$2.17	4.8 years
Exercised	(88,887)	(85,887)
Forfeited	(130,714)	(130,714)
Options, June 30, 2012	5,973,125	3,315,625

			Weighted Average
	Options	Options	Intrinsic	Exercise	Remaining
	Outstanding	Vested	Value	Price	Term
Options, December 31, 2009	119,476	119,476	$0	$1.20	.1 years
Granted	-	-
Exercised	-	-
Forfeited	-	-
Options, December 31, 2010	119,476	119,476
Granted	2,099,950	2,099,950	$0	$3.00	3.2 years
Exercised	-	-
Forfeited	(34,000)	(34,000)
Options, December 31, 2011	2,185,426	2,185,426